CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 528,394	$ 575,986
Accounts receivable, net	89,394	35,532
Due from factor, net	985,288	210,033
Inventory, net	2,755,358	1,163,279
Prepaid expenses and other current assets	417,900	23,826
Total current assets	4,776,334	2,008,656
Deferred offering costs	367,696	214,647
Property, equipment and software, net	97,265	62,313
Goodwill	18,264,822	6,479,218
Intangible assets, net	12,841,313	7,494,667
Deposits	137,794	92,668
Total assets	36,485,224	16,352,169
Current liabilities:
Accounts payable	6,562,690	5,668,703
Accrued expenses and other liabilities	2,237,145	1,245,646
Deferred revenue	276,397	1,667
Due to related parties	277,635	441,453
Contingent consideration liability	12,179,476
Convertible notes, current	100,000	700,000
Accrued interest payable	1,110,679	737,039
Note payable - related party	299,489	137,856
Venture debt, net of discount	6,001,755	5,854,326
Loan payable, current	2,502,000	992,000
Promissory note payable	3,500,000	4,500,000
Total current liabilities	35,047,266	20,278,690
Convertible note payable, net	5,501,614	1,215,815
Loan payable	713,182	709,044
Derivative liability	2,294,720
Warrant liability	18,223	6,265
Total liabilities	43,575,005	22,209,814
Commitments and contingencies (Note 12)
Stockholders' deficit:
Common stock, $0.0001 par, 200,000,000 and 110,000,000 shares authorized, 13,001,690 and 664,167 shares issued and outstanding as of both December 31, 2021 and 2020, respectively	1,300	66
Additional paid-in capital	58,612,873	27,481,995
Accumulated deficit	(65,703,954)	(33,345,997)
Total stockholders' deficit	(7,089,781)	(5,857,645)
Total liabilities and stockholders' deficit	$ 36,485,224	16,352,169
Series Seed Preferred Stock
Stockholders' deficit:
Convertible preferred stock		2,071
Series A preferred stock
Stockholders' deficit:
Convertible preferred stock		565
Series A-2 preferred stock
Stockholders' deficit:
Convertible preferred stock		593
Series A-3 preferred stock
Stockholders' deficit:
Convertible preferred stock		904
Series CF preferred stock
Stockholders' deficit:
Convertible preferred stock		83
Series B Convertible Preferred Stock
Stockholders' deficit:
Convertible preferred stock		$ 2,075